Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases

Note 13 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has several offices lease agreements with lease terms ranging from two to six years. Upon adoption of ASU 2016-02 on January 1, 2022, the Company recognized approximately RMB 5.7 million (USD 0.9 million) of right of use (“ROU”) assets and approximately RMB 5.7 million (USD 0.9 million) of operating lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 7.0%. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration.

As of June 30, 2023, the Company’s operating leases had a weighted average remaining lease term of approximately 2.57 years.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expenses for the six months ended June 30, 2023 and 2022 were RMB 960,220 (USD 142,699) and RMB 943,789, respectively.

The maturity of the Company’s lease obligations is presented below:

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023(remaining six months)	1,275,719	176,551
2024	1,252,317	173,312
2025	962,477	133,200
2026	579,793	80,239
Total lease payments	4,070,306	563,302
Less: Interest	(694,731)	(96,146)
Present value of lease liabilities	3,375,575	467,156

Future amortization of Company’s ROU assets is presented below:

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023(remaining six months)	799,014	110,578
2024	1,097,308	151,860
2025	825,821	114,288
2026	510,832	70,695
Total	3,232,975	447,421